Document and Entity Information	Dec. 12, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Dec. 12, 2021
Entity Registrant Name	AEA-Bridges Impact Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39584
Entity Tax Identification Number	98-1550961
Entity Address, Address Line One	PO Box 1093
Entity Address, Address Line Two	Boundary Hall
Entity Address, City or Town	Cricket Square
Entity Address, Region	Grand Cayman
Entity Address, Postal Zip Code	KY1-1102
Entity Address, Country	KY
City Area Code	345
Local Phone Number	814 5825
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AEA-Bridges Impact Corp. (the “Company”) is filing this Amendment No. 1 to its Form 8-K filed on December 13, 2021 (the “Original Filing”). The Amended Filing is solely for the purpose to correct a clerical error on the cover page of the 8-K. Except as described herein, this Amended Filing does not amend, update or change any other items or disclosures in the Original Filing.
Amendment Flag	true
Entity Central Index Key	0001820191
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	IMPX.U
Security Exchange Name	NYSE
Class A Ordinary Shares Subject To Possible Redemption [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	IMPX
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	IMPX.WS
Security Exchange Name	NYSE